Offerings - Offering: 1	Nov. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,929,272
Proposed Maximum Offering Price per Unit	11.06
Maximum Aggregate Offering Price	$ 21,337,748.32
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,856.38
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933 (the “Securities Act”), based on the average of the high and low sale prices of the registrant’s common stock as reported on the NYSE American on November 6, 2026, a date within five business days prior to the date of filing of this registration statement.

Pursuant to Rule 416 under the Securities Act, this registration statement also covers an indeterminate number of additional shares of common stock that may become issuable to prevent dilution resulting from stock splits, stock dividends or similar transactions.